Related-party Transactions - Additional Information (Detail) - Nexperia [Member] $ in Millions	Dec. 31, 2017 USD ($)
Schedule of Other Related Party Transactions [Line Items]
Lease commitment amount	$ 41
Commitment to affiliated investment funds	$ 50